Offerings - Offering: 1	Oct. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.45% Senior Notes, Due 2030
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 598,626,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,670.25
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" table in Eversource Energy's Registration Statement on Form S-3 (File No. 333-286362), which was filed on April 3, 2025. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.